Financial Assets at Fair Value through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [abstract]
Trading assets		€ 63,817	€ 116,748
Non-trading derivatives		2,743	2,231
Assets mandatorily measured at fair value through profit or loss		82,168
Assets designated as at fair value through profit or loss		2,775	4,242
Financial assets at fair value through profit or loss	[1]	€ 151,503	€ 123,221

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.